Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 (this “Amendment”) amends the Annual Report on Form 40-F of NexGen Energy Ltd. (the “Company”) originally filed with the Securities and Exchange Commission (“SEC”) on March 4, 2025 (the “Original Annual Report”), in order to refile certain exhibits to the Original Annual Report without inclusion of the letterhead of KPMG LLP. Additionally, pursuant to the rules of the SEC, this Amendment also contains (i) new certifications required by Rule 13a-14(a) or Rule 15d-14(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (ii) new certifications required by Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and (iii) new consents from the Company’s current and former independent registered public accounting firms. Other than as discussed above and expressly set forth herein, this Amendment does not, and does not purport to, amend or restate any other information contained in the Original Annual Report nor does this Amendment reflect any events that have occurred after the Original Annual Report was filed. Accordingly, this Amendment should be read in conjunction with the Original Annual Report.
Entity Interactive Data Current	Yes
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Trading Symbol	NXE
Entity Registrant Name	NexGen Energy Ltd.
Entity Central Index Key	0001698535
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Address, Country	CA
Entity Incorporation, State or Country Code	A1
Entity Common Stock, Shares Outstanding	569,088,514
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Entity Address, Address Line One	Suite 3150, 1021 West Hastings Street
Entity Address, City or Town	Vancouver, B.C.
Entity Address, Postal Zip Code	V6E 0C3
City Area Code	604
Local Phone Number	428-4112
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-38072
ICFR Auditor Attestation Flag	true
Entity Primary SIC Number	1090
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Vancouver, Canada
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680